Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Predecessor’s historical combined financial statements include U.S. federal and state income tax expense. As a result of the business combination, the Predecessor was reorganized and Midstream Holdings is treated as a partnership and not subject to federal or certain state income taxes subsequent to the March 7, 2014 transaction date. The elimination of Predecessor’s related deferred federal and state income tax liabilities totaling $444.5 million is reflected through equity and treated as a reorganization under common control.
The Partnership is subject to the Texas margin tax consisting generally of a 1% tax on the amount by which total revenues exceed cost of goods sold, as apportioned to Texas.
Deferred tax liabilities also include $63.1 million related to the legacy Partnership’s wholly-owned corporate entity that was formed to acquire the common stock of Clearfield Energy, Inc. and assumed the carryover tax basis of the ORV assets acquired from Clearfield. This deferred tax liability represents the future tax payable on the difference between the fair value and the tax basis of the assets acquired and is expected to become payable no later than 2027.
Our taxable income or loss, which may vary substantially from the net income or net loss we report in our consolidated statement of operations, is includable in the federal income tax returns of each partner.  The aggregate difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined as we do not have access to information about each partner’s tax attributes in us.
The Partnership provides for income taxes using the liability method. Accordingly, deferred taxes are recorded for the differences between the tax and book basis that will reverse in future periods (in millions).

	Years Ended December 31,
	2014	2013	2012
Current income tax expense	$6.7	$31.5	$59.1
Deferred tax expense (benefit)	15.3	35.5	(12.9)
Total income tax expense	$22.0	$67.0	$46.2
The following schedule reconciles the Predecessor’s total income tax expense and the amount computed by applying the statutory U.S. federal tax rate to income from continuing operations before income taxes (in millions):

	Years Ended December 31,
	2014	2013	2012

Expected income tax expense based on federal statutory rate of 35%	$20.0	$65.1	$44.6
State income taxes, net of federal benefit and other	3.8	1.9	1.6
Other taxes (benefit)	(1.8)	—	—
Total income tax expense	$22.0	$67.0	$46.2

Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to significant portions of the Predecessor’s deferred tax assets and liabilities are presented below (in millions):

	Years Ended December 31,
	2014	2013
Deferred income tax assets:
Asset retirement obligations	$—	$2.8
Other	—	0.4
Total deferred tax assets	—	3.2
Deferred tax liabilities:
Property, plant and equipment	(73.1)	(444.1)
Total deferred tax liabilities	(73.1)	(444.1)
Deferred tax liability, net	$(73.1)	$(440.9)

A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows (in millions):

Balance as of December 31, 2013	$—
Unrecognized tax positions assumed in merger	3.8
Decrease due to prior year tax positions	(2.0)
Increases due to current year tax positions	0.2
Balance as of December 31, 2014	$2.0

The $2.0 million decrease due to prior year tax positions mainly consists of unrecognized tax benefits assumed in the merger that expired in 2014. Unrecognized tax benefits as of December 31, 2014 of $2.0 million if recognized, would affect the effective tax rate. It is unknown when the remaining uncertain tax position will be resolved.
Per the Partnership's accounting policy election, $0.1 million of penalties and interest related to prior year tax positions was recorded to income tax expense in 2014. In the event interest or penalties are incurred with respect to income tax matters, the Partnership's policy will be to include such items in income tax expense. As of December 31, 2014, tax years 2011 through 2014 remain subject to examination by the Internal Revenue Service and tax years 2010 through 2014 remain subject to examination by various state taxing authorities.